FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair Value Measurement as of December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$1,986	$—	$1,986	$—
Forward exchange contracts	717	—	717	—

Total assets	$2,703	$—	$2,703	$—

Liabilities:
Warrant liability	$99	$99	$—	$—
Interest rate swaps	1,829	—	1,829	—

Total liabilities	$1,928	$99	$1,829	$—

The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair Value Measurement as of December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$24,240	$—	$24,240	$—

Total assets	$24,240	$—	$24,240	$—

Liabilities:
Forward exchange contracts	$11	$—	$11	$—
Warrant liability	6,625	6,625	—	—
Interest rate swaps	1,930	—	1,930	—

Total liabilities	$8,566	$6,625	$1,941	$—

Summary of Carrying Amounts and Estimated Values of Total Debt

The carrying amounts and estimated fair values of our total debt as of December 31, 2018 and 2017 were as follows:

	As of December 31, 2018	As of December 31, 2017
Carrying amount, excluding unamortized discount and deferred financing costs	$516,490	$517,641
Fair value	$503,748	$519,764